Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating activities:
Net income (loss)	$ 49	$ (513)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	177	177
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	139	133
Loss from disposal of assets	4	1
Undistributed income (loss) of unconsolidated subsidiaries	8	42
Other non-cash items	42	55
Changes in operating assets and liabilities:
Provisions	(72)	357
Deferred income taxes	(26)	98
Trade and financing receivables related to sales, net	203	301
Inventories, net	(760)	(704)
Trade payables	198	126
Other assets and liabilities	(136)	(82)
Net cash used in operating activities	(174)	(9)
Investing activities:
Additions to retail receivables	(846)	(858)
Collections of retail receivables	1,050	1,172
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2	2
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	188	154
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(74)	(81)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(393)	(300)
Other	29	21
Net cash provided by (used in) investing activities	(44)	110
Financing activities:
Proceeds from long-term debt	2,851	1,835
Payments of long-term debt	(3,869)	(2,990)
Net increase (decrease) in other financial liabilities	71	(109)
Dividends paid	(1)	(2)
Other		(49)
Net cash used in financing activities	(948)	(1,315)
Effect of foreign exchange rate changes on cash and cash equivalents	73	141
Decrease in cash and cash equivalents	(1,093)	(1,073)
Cash and cash equivalents, beginning of year	5,017	5,384
Cash and cash equivalents, end of period	3,924	4,311
Industrial Activities [Member]
Operating activities:
Net income (loss)	49	(513)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	176	176
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	74	72
Loss from disposal of assets	4	1
Undistributed income (loss) of unconsolidated subsidiaries	31	37
Other non-cash items	18	26
Changes in operating assets and liabilities:
Provisions	(66)	359
Deferred income taxes	(16)	39
Trade and financing receivables related to sales, net	72	(33)
Inventories, net	(770)	(684)
Trade payables	254	174
Other assets and liabilities	(158)	(134)
Net cash used in operating activities	(332)	(480)
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2	2
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	71	76
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(74)	(80)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(229)	(143)
Other	(494)	(39)
Net cash provided by (used in) investing activities	(724)	(184)
Financing activities:
Proceeds from long-term debt	120	146
Payments of long-term debt	(238)	(416)
Net increase (decrease) in other financial liabilities	14	(71)
Dividends paid	(1)	(2)
Other		(49)
Net cash used in financing activities	(105)	(392)
Effect of foreign exchange rate changes on cash and cash equivalents	69	111
Decrease in cash and cash equivalents	(1,092)	(945)
Cash and cash equivalents, beginning of year	4,649	4,551
Cash and cash equivalents, end of period	3,557	3,606
Financial Services [Member]
Operating activities:
Net income (loss)	87	87
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	1	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	65	61
Undistributed income (loss) of unconsolidated subsidiaries	(6)	(7)
Other non-cash items	24	29
Changes in operating assets and liabilities:
Provisions	(6)	(2)
Deferred income taxes	(10)	59
Trade and financing receivables related to sales, net	133	341
Inventories, net	10	(20)
Trade payables	(60)	(55)
Other assets and liabilities	24	52
Net cash used in operating activities	262	546
Investing activities:
Additions to retail receivables	(846)	(858)
Collections of retail receivables	1,050	1,172
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	117	78
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments		(1)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(164)	(157)
Other	523	60
Net cash provided by (used in) investing activities	680	294
Financing activities:
Proceeds from long-term debt	2,731	1,689
Payments of long-term debt	(3,631)	(2,574)
Net increase (decrease) in other financial liabilities	57	(38)
Dividends paid	(104)	(75)
Net cash used in financing activities	(947)	(998)
Effect of foreign exchange rate changes on cash and cash equivalents	4	30
Decrease in cash and cash equivalents	(1)	(128)
Cash and cash equivalents, beginning of year	368	833
Cash and cash equivalents, end of period	$ 367	$ 705